CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [Member]	Reserve of exchange differences on translation [Member]	Reserve of cash flow hedges [Member]	Reserve of actuarial losses on defined benefit plans [Member]	Other reserves [Member]	Total Other reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2016	$ 6,999,283	$ 353,618	$ (703,886)	$ 1,096	$ (20,752)	$ (4,500)	$ (728,042)	$ 7,329,675	$ 6,955,251	$ 44,032
Comprehensive income
Net profit	270,352							269,724	269,724	628
Other comprehensive income, net of tax	24,023		12,114	3,656	1,826	6,668	24,264		24,264	(241)
Comprehensive income	294,375	0	12,114	3,656	1,826	6,668	24,264	269,724	293,988	387
Dividends	(176,749)							(174,266)	(174,266)	(2,483)
Increase (decrease) from transfers and other changes	(16)							0	0	(16)
Changes in equity	117,610	0	12,114	3,656	1,826	6,668	24,264	95,458	119,722	(2,112)
Closing balance (Re-expressed opening balance [Member]) at Dec. 31, 2017	7,113,018	353,618	(691,772)	2,834	(18,926)	2,168	(705,696)	7,423,176	7,071,098	41,920
Closing balance at Dec. 31, 2017	7,116,893	353,618	(691,772)	4,752	(18,926)	2,168	(703,778)	7,425,133	7,074,973	41,920
Increase (decrease) for changes in accounting policies	(3,875)			(1,918)			(1,918)	(1,957)	(3,875)	0
Comprehensive income
Net profit	726,759							725,482	725,482	1,277
Other comprehensive income, net of tax	(174,441)	0	(180,623)	10,561	1,355	(1,481)	(170,188)	0	(170,188)	(4,253)
Comprehensive income	552,318	0	(180,623)	10,561	1,355	(1,481)	(170,188)	725,482	555,294	(2,976)
Dividends	(326,047)							(324,295)	(324,295)	(1,752)
Increase (decrease) from transfers and other changes	(318)							(318)	(318)	0
Changes in equity	225,953	0	(180,623)	10,561	1,355	(1,481)	(170,188)	400,869	230,681	(4,728)
Closing balance (Re-expressed opening balance [Member]) at Dec. 31, 2018	7,338,864	353,618	(872,395)	13,395	(17,571)	687	(875,884)	7,823,938	7,301,672	37,192
Closing balance at Dec. 31, 2018	7,338,971	353,618	(872,395)	13,395	(17,571)	687	(875,884)	7,824,045	7,301,779	37,192
Increase (decrease) for changes in accounting policies	(107)			0			0	(107)	(107)	0
Comprehensive income
Net profit	61,970							61,784	61,784	186
Other comprehensive income, net of tax	(30,029)	0	(29,992)	(4,385)	(1,940)	7,265	(29,052)	0	(29,052)	(977)
Comprehensive income	31,941	0	(29,992)	(4,385)	(1,940)	7,265	(29,052)	61,784	32,732	(791)
Dividends	(1,390)							0	0	(1,390)
Increase (decrease) from transfers and other changes	0					12,072	12,072	(12,072)	0	0
Changes in equity	30,551	0	(29,992)	(4,385)	(1,940)	19,337	(16,980)	49,712	32,732	(2,181)
Closing balance at Dec. 31, 2019	$ 7,369,415	$ 353,618	$ (902,387)	$ 9,010	$ (19,511)	$ 20,024	$ (892,864)	$ 7,873,650	$ 7,334,404	$ 35,011